                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q/A

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02201
                                                     ---------


                        1838 Bond-Debenture Trading Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                                 113 King Street
                                Armonk, NY 10504
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Clifford D. Corso
                                 113 King Street
                                Armonk, NY 10504
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


                          Copies to: Thomas E. Stabile
                                 113 King Street
                                Armonk, NY 10504


        Registrant's telephone number, including area code: 914-273-4545
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2005
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (UNAUDITED)                           DECEMBER 31, 2005


                                                                        MOODY'S/
                                                                       STANDARD &
                                                                         POOR'S         PRINCIPAL      AMORTIZED COST      VALUE
                                                                         RATING*     AMOUNT (000'S)       (NOTE 1)        (NOTE 1)
                                                                       ----------    --------------    --------------   -----------
LONG TERM DEBT SECURITIES (98.38%)
AUTOMOBILES & RELATED (7.67%)
Auburn Hills Trust, Gtd. Ctfs., 12.375%, 05/01/20 ..................     A3/BBB           1,000         $ 1,000,000     $ 1,486,932
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30 .........................     Ba1/BB+          1,000           1,107,871         745,000
Ford Motor Co., Debs., 8.90%, 01/15/32 .............................     Ba1/BB+          1,560           1,544,591       1,142,700
Ford Motor Credit Co., 7.00%, 10/01/13 .............................    Baa3/BB+          2,000           2,052,579       1,708,914
General Motors Acceptance Corp., Notes, 6.125%, 09/15/06 ...........     Ba1/BB           1,000             997,722         971,355
General Motors Acceptance Corp., Notes, 7.25%, 03/02/11 ............     Ba1/BB           1,000           1,006,525         919,138
Meritor Automotive, Notes, 6.80%, 02/15/09 .........................     Ba2/BB             500             510,231         466,250
                                                                                                        -----------     -----------
                                                                                                          8,219,519       7,440,289
                                                                                                        -----------     -----------
ELECTRIC UTILITIES (5.50%)
Dominion Resources, Inc., Sr. Notes, 6.75%, 12/15/32 ...............    Baa1/BBB          1,000             997,729       1,076,222
Hydro-Quebec, Gtd. Debs., 8.25%, 04/15/26 ..........................      A1/A+           1,550           1,486,150       2,138,876
Midamerican Funding LLC, 6.927%, 03/01/29 ..........................    Baa1/BBB+           500             500,000         559,455
NSTAR, Notes, 8.00%, 02/15/10 ......................................      A2/A-             500             499,030         553,966
Old Dominion Electric Corp., 6.25%, 06/01/11 .......................     Aaa/AAA            500             500,405         530,330
PSEG Power, Notes, 5.00%, 04/01/14 .................................    Baa1/BBB            500             499,469         482,417
                                                                                                        -----------     -----------
                                                                                                          4,482,783       5,341,266
                                                                                                        -----------     -----------
FINANCIAL (22.49%)
AIG Sunamer Global Finance VI, 6.30%, 05/10/11, 144A ...............     Aa2/AA+          1,000           1,085,902       1,062,357
Bank of America, Sub. Notes, 7.40%, 01/15/11 .......................     Aa3/A+           1,000           1,043,224       1,101,524
BB&T Corp., Sub. Notes, 6.50%, 08/01/11 ............................      A1/A-             500             498,369         536,177
Berkshire Hathaway Finance, 5.10%, 07/15/14 ........................     Aaa/AAA          1,000           1,001,767       1,001,669
CIT Group, Inc., Sr. Notes, 7.375%, 04/02/07 .......................      A2/A            1,800           1,854,115       1,852,425
Citicorp Capital II, Gtd., 8.015%, 02/15/27 ........................      Aa2/A           2,000           2,010,921       2,136,316
Credit Suisse FB USA, Inc., Notes, 4.875%, 08/15/10 ................     Aa3/A+             500             499,964         496,165
General Electric Capital Corp., Notes, 6.125%, 02/22/11 ............     Aaa/AAA          1,000           1,064,513       1,052,051
General Electric Capital Corp., Notes, 6.75%, 03/15/32 .............     Aaa/AAA          1,500           1,547,492       1,760,777
Household Finance Corp., Notes, 6.75%, 05/15/11 ....................      A1/A            1,500           1,500,045       1,609,756
HSBC America Capital II, Gtd., 8.38%, 05/15/27, 144A ...............      NR/A-           2,500           2,564,458       2,692,102
i Star Financial, 6.00%, 12/15/10 ..................................    Baa3/BBB-         1,000           1,018,402       1,015,432
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12 .............     Aaa/AA+            500             499,099         545,512
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11** ................      WR/NR           1,500           1,562,300       1,728,750
Residential Capital Corp., 6.375% 06/30/10, 144A ...................    Baa3/BBB-         1,000             997,338       1,016,115
Sanwa Bank Ltd., Sub. Notes, 7.40%, 06/15/11 .......................      A2/A-             500             489,436         552,120
UBS PFD Funding Trust I, Gtd., 8.622%, 10/29/49 ....................     A1/AA-           1,000           1,007,770       1,143,908
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12 .......................      A3/A-             500             498,213         528,209
                                                                                                        -----------     -----------
                                                                                                         20,743,328      21,831,365
                                                                                                        -----------     -----------
INDUSTRIAL, MATERIALS & MISC. (24.72%)
Abitibi-Consolidated, Inc., Debs., 8.85%, 08/01/30 .................      B1/B+           1,500           1,500,004       1,282,500
Bristol-Myer Squibb, 5.75%, 10/01/11 ...............................      A1/A+           1,000           1,032,372       1,032,779
Caesars Entertainment, Sr. Notes, 7.50%, 09/01/09 ..................    Baa3/BBB-         1,000           1,063,240       1,064,982
CarrAmerica Realty Corp., 5.50%, 12/15/10 ..........................    Baa2/BBB            500             499,764         499,239
Case New Holland, Inc., Sr. Notes, 6.00%, 06/01/09, 144A ...........     Ba3/BB-            500             498,015         485,000
Cendant Corp., Sr. Notes, 7.375%, 01/15/13 .........................    Baa1/BBB+           500             557,168         558,612
Centex Corp., Notes, 5.45%, 08/15/12 ...............................    Baa2/BBB          1,000             995,070         982,955
Darden Restaurants, Inc., Debs., 7.125%, 02/01/16 ..................    Baa1/BBB+           500             443,617         560,111
EOP Operating LP, Sr. Notes, 7.25%, 02/15/18 .......................    Baa2/BBB          1,000             993,992       1,115,995
Harcourt General, Inc., Sr. Debs., 8.875%, 06/01/22 ................      WR/A-           2,000           2,131,739       2,645,116
Host Marriott LP, Sr. Notes, 7.00%, 08/15/12 .......................     Ba2/BB-            500             524,898         512,500
IMC Global, Debs., 6.375%, 07/15/07 ................................      B1/B+             500             515,079         507,500
Kraft Foods, Inc., 4.125%, 11/12/09 ................................     A3/BBB+            575             555,696         556,403
Liberty Property Trust, Sr. Notes, 7.50%, 01/15/18 .................    Baa2/BBB          1,000             999,366       1,128,741
MGM Mirage, Co. Gty, 6.00%, 10/01/09 ...............................     Ba2/BB           1,000             993,561         993,750
Mohegan Tribal Gaming Authority, Sr. Notes, 6.375%, 07/15/09 .......     Ba3/B+             500             513,568         503,125
Monsanto Co. (Pharmacia Corp), 6.50%, 12/01/18 .....................     Aaa/AAA            500             578,272         562,031
Nationwide Health Properties, Notes, 6.00%, 05/20/15 ...............    Baa3/BBB-           500             499,500         492,793
Newell Rubbermaid, Inc., 6.00%, 03/15/07 ...........................    Baa2/BBB+           750             757,860         760,058
Quebecor World, Inc.,Gtd., 6.125%, 11/15/13 ........................     Ba2/BB           1,500           1,509,800       1,338,337
Royal Caribbean Cruises, Sr. Notes, 6.75%, 03/15/08 ................     Ba1/BB+          1,000             947,348       1,026,250
Smurfit Capital Funding, Debs., 7.50%, 11/20/25 ....................      B1/B+           2,000           1,992,283       1,760,000
Starwood Hotels & Resorts, Gtd., 7.875%, 05/01/12 ..................     Ba1/BB+          1,000             996,666       1,102,500


                                                                        MOODY'S/
                                                                       STANDARD &
                                                                         POOR'S         PRINCIPAL      AMORTIZED COST      VALUE
                                                                         RATING*     AMOUNT (000'S)       (NOTE 1)        (NOTE 1)
                                                                       ----------    --------------    --------------   -----------
INDUSTRIAL, MATERIALS & MISC. -- CONTINUED
Tyco International Group SA, Co. Gty, 6.75%, 02/15/11 ..............    Baa3/BBB+           750         $   784,852     $   788,542
Union Camp Corp., Debs., 9.25%, 02/01/11 ...........................    Baa3/BBB          1,500           1,494,203       1,731,666
                                                                                                        -----------     -----------
                                                                                                         23,377,933      23,991,485
                                                                                                        -----------     -----------
OIL & GAS (7.25%)
Apache Corp., Notes, 7.70%, 03/15/26 ...............................      A3/A-             500             522,559         636,670
ChevronTexaco, Debs., 7.50%, 03/01/43 ..............................     Aa3/AA           2,000           1,979,009       2,307,208
Transocean, Inc., Notes, 7.50%, 04/15/31 ...........................     Baa1/A-            500             497,902         629,978
Western Atlas, Inc., Debs., 8.55%, 06/15/24 ........................      A2/A-           2,539           2,636,426       3,465,621
                                                                                                        -----------     -----------
                                                                                                          5,635,896       7,039,477
                                                                                                        -----------     -----------
TELECOMMUNICATIONS & MULTIMEDIA (19.97%)
Clear Channel Communication, Co. Gty, 8.00%, 11/01/08 ..............    Baa3/BBB-         1,000           1,061,182       1,063,150
Comcast Corp., Gtd., 7.05%, 03/15/33 ...............................    Baa2/BBB+         2,000           2,190,702       2,159,170
CSC Holdings, Sr. Notes, 7.25%, 07/15/08 ...........................      B2/B+             500             525,221         498,750
Deutsche Telekom International, Gtd., 8.75%, 06/15/30 ..............      A3/A-           2,000           2,507,251       2,543,738
Dex Media West LLC, Sr. Notes, 8.50%, 08/15/10 .....................      B1/B              500             535,450         523,750
Echostar DBS Corp., Sr. Notes, 5.75%, 10/01/08 .....................     Ba3/BB-            500             497,530         490,000
GTE Corp., Debs., 6.94%, 04/15/28 ..................................     Baa1/A+          2,000           2,107,476       2,140,392
News America Holdings, Inc., Gtd., 7.90%, 12/01/95 .................    Baa2/BBB          1,400           1,298,983       1,590,812
SBC Communications, Inc., Notes, 5.875%, 08/15/12 ..................      A2/A              500             494,492         515,096
Sprint Capital Corp., Co. Gty, 6.90%, 05/01/19 .....................     Baa2/A-          1,750           1,760,559       1,927,431
Time Warner, Inc., Debs., 9.15%, 02/01/23 ..........................    Baa1/BBB+         3,000           3,136,832       3,689,412
Verizon Global Funding Corp., Notes, 7.75%, 12/01/30 ...............      A3/A            1,646           1,674,920       1,956,529
Viacom, Inc., Sr. Debs., 7.875%, 07/30/30 ..........................    Baa3/BBB+           250             246,419         285,472
                                                                                                        -----------     -----------
                                                                                                         18,037,017      19,383,702
                                                                                                        -----------     -----------
MORTGAGE BACKED SECURITIES (8.56%)
FHLMC Pool # B11892, 4.50%, 01/01/19 ...............................     Aaa/AAA          1,893           1,909,785       1,846,600
FHLMC Pool # A15675, 6.00%, 11/01/33 ...............................     Aaa/AAA          1,362           1,404,222       1,377,183
FNMA Pool # 763852, 5.50%, 02/01/34 ................................     Aaa/AAA          2,985           3,047,514       2,958,283
FNMA Pool # 754791, 6.50%, 12/01/33 ................................     Aaa/AAA          1,949           2,031,162       2,000,165
GNSF Pool # 417239, 7.00%, 02/15/26 ................................     Aaa/AAA             82              83,338          86,804
GNSF Pool # 780374, 7.50%, 12/15/23 ................................     Aaa/AAA             38              38,216          40,711
                                                                                                        -----------     -----------
                                                                                                          8,514,237       8,309,746
                                                                                                        -----------     -----------
U.S. GOVERNMENT AGENCY (2.22%)
FNMA, Notes, 7.125%, 03/15/07 ......................................     Aaa/AAA          2,100           2,160,400       2,156,765
                                                                                                        -----------     -----------
TOTAL LONG TERM DEBT SECURITIES ....................................                                     91,171,113      95,494,095
                                                                                                        -----------     -----------
                                                                                         SHARES
INVESTMENT COMPANIES (1.73%)                                                             ------
High Yield Plus Fund ...............................................                         33             223,875         109,332
PNC Bank Money Market Fund .........................................                      1,567           1,567,463       1,567,463
                                                                                                        -----------     -----------
                                                                                                          1,791,338       1,676,795
                                                                                                        -----------     -----------
TOTAL INVESTMENTS (100.11%) ........................................                                    $92,962,451      97,170,890
                                                                                                        ===========
OTHER ASSETS AND LIABILITIES (-0.11%) ..............................                                                       (102,113)
                                                                                                                        -----------
NET ASSETS (100.00%) ...............................................                                                    $97,068,777
                                                                                                                        ===========

* Ratings for debt securities are unaudited. All ratings are as of December 31, 2005 and may have changed subsequently.
** Security was valued using fair value procedures as of December 31, 2005 (See Note 1).
144A--Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 5.41% of net assets.
Legend
------
Co. Gty - Company Guaranty
Ctfs. - Certificates
Debs. - Debentures
GNSF - Government National Mortgage Association
Gtd. - Guaranteed
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association (Single Family)
NR - Not Rated
Sr. - Senior
Sub. - Subordinated
WR - Withdrawn Rating

   The accompanying notes are an integral part of these financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              1838 Bond-Debenture Trading Fund
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Clifford D. Corso
                          ------------------------------------------------------
                                    Clifford D. Corso, President
                                    (principal executive officer)

Date     February 13, 2006
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Clifford D. Corso
                          ------------------------------------------------------
                                    Clifford D. Corso, President,
                                    (principal executive officer)

Date     February 13, 2006
     ---------------------------------------------------------------------------


By (Signature and Title)*           /s/ Marc D. Morris
                          ------------------------------------------------------
                                    Marc D. Morris, Treasurer,
                                    (principal financial officer)

Date     February 13, 2006
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.

                CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE
               1940 ACT AND SECTION 302 OF THE SARBANES-OXLEY ACT

I, Clifford D. Corso, certify that:

1.   I have reviewed this report on Form N-Q of 1838 Bond-Debenture Trading
     Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined under Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 13, 2006                      /s/ Clifford D. Corso
      --------------------------             ----------------------------------
                                             Clifford D. Corso, President
                                             (principal executive officer)

                CERTIFICATION PURSUANT TO RULE 30A-2(A) UNDER THE
               1940 ACT AND SECTION 302 OF THE SARBANES-OXLEY ACT

I, Marc D. Morris, certify that:

1.   I have reviewed this report on Form N-Q of 1838 Bond-Debenture Trading
     Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined under Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: February 13, 2006                      /s/ Marc D. Morris
      --------------------------             ----------------------------------
                                             Marc D. Morris, Treasurer
                                             (principal financial officer)